Bank loans	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Bank loans

25.	Bank loans

The bank loans are repayable from August 2032 to June 2033. They contain a repayment on demand clause and therefore they are classified as current liabilities as at December 31, 2025 and 2024. They carry interest at 2.5% per annum below the Prime Lending Rate. The bank loans are guaranteed by (i) HKMC Insurance Limited and (ii) personal guarantee, plus interest and other charges provided from certain directors and an indirect shareholder of the Group.

	2025	2025	2024
	US$	HK$	HK$

Bank loans repayable:-
Within one year	1,069,096	8,321,091	7,999,165

In the second to fifth years, inclusive	4,582,753	35,668,938	34,692,766
More than five years	2,334,640	18,171,207	27,492,958
	6,917,393	53,840,145	62,185,724

	7,986,489	62,161,236	70,184,889